Note 9 - Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Note 9 - Income tax
Disclosure of detailed information about income tax expense (income) [text block]
	Year ended December 31,
	2024	2023	2022
Current tax	(651,769)	(868,695)	(589,706)
Deferred tax	172,089	193,739	(27,530)
Tax charge	(479,680)	(674,956)	(617,236)

Disclosure of difference between income before tax and the theoretical amount that would arise using tax rate in each country [text block]
	Year ended December 31,
	2024	2023	2022
Income before income tax	2,556,453	4,632,789	3,165,937

Tax calculated at the tax rate in each country	(599,944)	(1,127,428)	(705,727)
Effect of currency translation on tax base	(340,094)	(346,573)	(187,186)
Changes in the tax rates	(24,019)	1,535	(3,422)
Utilization of previously unrecognized tax losses	588	787	29,560
Tax revaluation, withholding tax and others	483,789	796,723	249,539
Tax charges	(479,680)	(674,956)	(617,236)